Dreyfus Connecticut Municipal Money Market Fund, Inc.
Seeks current income exempt from federal and Connecticut state income taxes by investing in short-term, high quality municipal obligations

PROSPECTUS April 1, 2008

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	11
Services for Fund Investors	12

Instructions for Regular Accounts	13

For More Information

See back cover.

The Fund

Dreyfus Connecticut Municipal

Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

The Fund 1

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Concept to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

2

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.03%	1.72%	2.02%

For the fund’s current 7-day yield, please call toll-free
1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.04%
Other expenses			0.12%

Total			0.66%

Expense example
1 Year	3 Years	5 Years	10 Years

$67	$211	$368	$822

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

For the fiscal year ended November 30, 2007, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.48%, reducing total expenses from 0.66% to 0.64%. This waiver was voluntary.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. For the last fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.48% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

The Fund 5

MANAGEMENT (continued)

Distributor

The fund’s distributor is MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s expense ratio will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total Return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended		Two Months Ended
		November 30,		November 30,	Year Ended September 30,
		2007	2006	2005[1]	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.030	.027	.003	.014	.005	.006

Distributions:	Dividends from investment
	income — net	(.030)	(.027)	(.003)	(.014)	(.005)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)		3.05	2.73	2.09 [2]	1.44	.47	.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.66	.68	.72 [2]	.67	.64	.65

Ratio of net expenses to average net assets		.64	.65	.65 [2]	.65	.63	.64

Ratio of net investment income to average net assets		3.01	2.70	2.09 [2]	1.44	.47	.58
Net assets, end of period ($ x 1,000)		185,726	137,772	149,417	156,172	146,056	160,715

1 On August 2, 2005, the fund’s board of directors approved a change in the fund’s fiscal year end from September 30 to November 30.

2 Annualized.

The Fund 7

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Concept to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Minimum investments
	Initial	Additional

Regular accounts	$2,500	$100

Dreyfus automatic	$100	$100

investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online through www.dreyfus.com

Proceeds	Minimum	Maximum

sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint

		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint

TeleTransfer		accounts every 30 days/

		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Your Investment 9

ACCOUNT POLICIES (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine.You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions, or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

The fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

10

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Connecticut personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Connecticut personal income tax purposes, distributions derived from interest on municipal securities of Connecticut issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Connecticut personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 11

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling

1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments

Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments

Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments

Direct Deposit	from your federal employment,

Privilege	Social Security or other regular

federal government check.

Dreyfus Dividend	For automatically reinvesting the

Sweep	dividends and distributions from

one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges

Exchange Privilege	from one Dreyfus fund into

another.

For selling shares

Dreyfus Automatic	For making regular withdrawals

Withdrawal Plan	from most Dreyfus funds.

Dreyfus Financial Centers

Dreyfus offers a full array of investment services and products through Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Financial Center is near you, call 1-800-645-6561.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more

— when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

12

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT		TO SELL SHARES

In Writing

Complete the application.	Fill out an investment slip, and write your		Write a redemption check or write a letter of
Mail your application and a check to:	account number on your check.		instruction that includes:
The Dreyfus Family of Funds	Mail the slip and the check to:		• your name(s) and signature(s)
P.O. Box 55299, Boston, MA 02205-8553	The Dreyfus Family of Funds		• your account number
	P.O. Box 105, Newark, NJ 07101-0105		• the fund name
• the dollar amount you want to sell
• how and where to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see “Account
Policies — Selling Shares”).
Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

By Telephone

Wire Call to request an account applica-	Wire Have your bank send your		Wire Be sure the fund has your bank account
tion and an account number. Have your	investment to The Bank of New York,		information on file. Call to request your
bank send your investment to The Bank of	with these instructions:		transaction. Proceeds will be wired to your
New York, with these instructions:	• ABA# 021000018		bank.
• ABA# 021000018	• DDA# 8900480025
• DDA# 8900480025	• the fund name		Dreyfus TeleTransfer Be sure the fund has
• the fund name	• your account number		your bank account information on file. Call
• your account number	• name(s) of investor(s)		to request your transaction. Proceeds will be
• name(s) of investor(s)			sent to your bank by electronic check.
Electronic check Same as wire, but insert
Return your application with the account	“111” before your 14-digit account number.		Check Call to request your transaction.
number on the application.			A check will be sent to the address of record.
	Dreyfus TeleTransfer	Request Dreyfus
TeleTransfer on your application. Call to
request your transaction.

Concepts to understand

To reach Dreyfus, call toll free in the U.S.

Wire transfer: for transferring money from one financial		1-800-645-6561
institution to another. Wiring is the fastest way to move
money, although your bank may charge a fee to send or		Outside the U.S. 516-794-5452

receive wire transfers. Wire redemptions from the fund are		Make checks payable to:
subject to a $1,000 minimum.		The Dreyfus Family of Funds
Electronic check: for transferring money out of a bank
account. Your transaction is entered electronically, but may		You also can deliver requests to any Dreyfus Financial Center.
take up to eight business days to clear. Electronic checks		Because processing time may vary, please ask the representative
usually are available without a fee at all Automated Clearing		when your account will be credited or debited.
House (ACH) banks.

Your Investment 13

INSTRUCTIONS FOR REGULAR	ACCOUNTS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Online (www.dreyfus.com)

	Dreyfus TeleTransfer Request Dreyfus	Wire Visit www.dreyfus.com to request your
	TeleTransfer on your application. Visit	transaction. Be sure the fund has your bank
	www.dreyfus.com to request your	account information on file. Proceeds will be
	transaction.	wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com
to request your transaction. Be sure the fund
has your bank account information on file.
Proceeds will be sent to your bank by electronic
check.

Check Visit www.dreyfus.com to request your
transaction. A check will be sent to the address
of record.

Automatically

With an initial investment Indicate	All services Call to request a form to add	Dreyfus Automatic Withdrawal Plan Call to
on your application which automatic	any automatic investing service (see	request a form to add the plan. Complete the
service(s) you want. Return your	“Services for Fund Investors”). Complete	form, specifying the amount and frequency of
application with your investment.	and return the form along with any other	withdrawals you would like.
required materials.
Without any initial investment Check		Be sure to maintain an account balance of
the Dreyfus Step Program option on your		$5,000 or more.
application. Return your application, then
complete the additional materials when
they are sent to you.

14

NOTES

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call your Baird Financial Advisor or 800-RW-BAIRD
By mail
Robert W. Baird & Co.
Attn: Client Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Baird http://www.bairdonline.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Connecticut Municipal
Money Market Fund, Inc.

SEC file number: 811-6014

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings.The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
Four investment choices seeking current income, exempt
from federal and, where applicable, Connecticut,
Massachusetts, New Jersey or Pennsylvania state income
taxes, and liquidity, by investing in high quality, short-
term municipal obligations.

PROSPECTUS April 1, 2008

Contents

THE FUNDS
Introduction	2
Dreyfus Connecticut Municipal Money Market Fund, Inc	2
Dreyfus Massachusetts Municipal Money Market Fund	3
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	9

YOUR INVESTMENT
Account Policies	11
Distribution and Taxes	11

FOR MORE INFORMATION
See back cover.

This combined prospectus to be used only by clients of First Republic Bank. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

2 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.03%	1.72%	2.02%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee
0.04%
Other expenses	0.12%

Total

0.66%

For the fiscal year ended November 30, 2007, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.48%, reducing total expenses from 0.66% to 0.64%. This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$67	$211	$368	$822

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Massachusetts Municipal Money Market Fund

Ticker Symbol: DMAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Massachusetts’ economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New Jersey Municipal Money Market Fund, Inc.

Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  New Jersey’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Expense example
1 Year	3 Years	5 Years	10 Years

$63	$199	$346	$774

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Pennsylvania Municipal Money Market Fund

Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Pennsylvania’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter: Q4 ’00 +0.91% Worst Quarter: Q3 ’03 +0.07%

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.13%	1.78%	2.13%
For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.02%
Other expenses	0.09%

Total	0.61%

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Expense example
1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. For the past fiscal year, Dreyfus Massachusetts Municipal Money Market Fund, Dreyfus New Jersey Municipal Money Market Fund, and Dreyfus Pennsylvania Municipal Money Market Fund each paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. Dreyfus Connecticut Municipal Money Market paid Dreyfus a management fee at the annual rate of 0.48% of the fund’s average daily net assets.

A separate discussion regarding the basis for the board’s approving each fund’s separate management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of Ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

	Year Ended		Two Months Ended
	November 30,		November 30,	Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.030	.027	.003	.014	.005	.006

Distributions: Dividends from investment income — net	(.030)	(.027)	(.003)	(.014)	(.005)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.05	2.73	2.09**	1.44	.47	.57

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.68	.72**	.67	.64	.65

Ratio of net expenses to average net assets	.64	.65	.65**	.65	.63	.64

Ratio of net investment income to average net assets	3.01	2.70	2.09**	1.44	.47	.58

Net assets, end of period ($ x 1,000)	185,726	137,772	149,417	156,172	146,056	160,715

* The fund has changed its fiscal year end from September 30 to November 30.
**Annualized.

	Year Ended		Ten Months Ended

	November 30,		November 30,	Year Ended January 31,

Dreyfus Massachusetts Municipal Money Market Fund	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00

Investment operations: Investment income — net	.030	.028	.015	.006	.005	.009

Distributions: Dividends from investment income — net	(.030)	(.028)	(.015)	(.006)	(.005)	(.009)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.08	2.79	1.82**	.65	.48	.88

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.65	.65**	.65	.62	.60

Ratio of net expenses to average net assets	.65	.65	.65**	.65	.62	.60

Ratio of net investment income to average net assets	3.04	2.75	1.81**	.62	.48	.88

Net assets, end of period ($ x 1,000)	183,392	162,310	157,817	137,292	188,232	223,456

*	The fund has changed its fiscal year end from January 31 to November 30.

**	Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC ., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DRE YFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC . AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	Year Ended		Ten Months Ended

	November 30,		November 30,	Year Ended January 31,

Dreyfus New Jersey Municipal Money Market Fund, Inc.	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00

Investment operations: Investment income — net	.031	.027	.015	.006	.005	.008

Distributions: Dividends from investment income — net	(.031)	(.027)	(.015)	(.006)	(.005)	(.008)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.11	2.76	1.79**	.64	.46	.83

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.64	.65**	.65	.64	.65

Ratio of net expenses to average net assets	.61	.64	.65**	.65	.64	.65

Ratio of net investment income to average net assets	3.07	2.73	1.79**	.63	.46	.83

Net assets, end of period ($ x 1,000)	476,915	374,567	372,699	342,316	372,384	427,000

* The fund has changed its fiscal year from January 31 to November 30.
**Annualized.

	Year Ended		Two Months Ended

	November 30,		November 30,	Year Ended September 30,

Dreyfus Pennsylvania Municipal Money Market Fund	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00

Investment operations: Investment income — net	.031	.028	.004	.015	.004	.006

Distributions: Dividends from investment income — net	(.031)	(.028)	(.004)	(.015)	(.004)	(.006)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.15	2.87	2.21**	1.51	.44	.57

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.66**	.64	.71	.73

Ratio of net expenses to average net assets	.61	.61	.66**	.64	.71	.73

Ratio of net investment income to average net assets	3.10	2.83	2.19**	1.68	.44	.57

Net assets, end of period ($ x 1,000)	236,110	200,174	181,747	185,021	75,038	79,501

* The fund has changed its fiscal year from September 30 to November 30.
**Annualized.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:
•	refuse any purchase or exchange request
• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions
•	change its minimum or maximum investment amounts
•	delay sending out redemption proceeds for up to seven days (gen-
erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper-
ations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts personal income taxes, for New Jersey residents, New Jersey personal income taxes, for Connecticut residents, Connecticut personal income taxes, and for Pennsylvania residents, Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts, New Jersey, Connecticut and Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecticut issuers or Pennsylvania issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

11	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number: 811-3207

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number: 811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number: 811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number: 811-6126
More information on each fund is available free upon request, includ-
ing the following:
Annual/Semiannual Report
Describes each fund’s performance, lists portfolio holdings and con-
tains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at
www.dreyfus.com.
Statement of Additional Information (SAI)
Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the
Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a 15 day lag and will remain available on the website

© 2008 MBSC Securities Corporation, Distributor

until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

CONTACT FIRST REPUBLIC BANK:
By Telephone
Call your First Republic Bank Relationship Manager or 415-397-1413.
By Mail
First Republic Bank, 111 Pine Street
7th Floor, Investment Division
San Francisco, CA 94111

On the Internet
http://www.firstrepublic.com
You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your First Republic Bank Relationship Manager.
Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov
You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC
20549-0102.

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

DREYFUS
CONNECTICUT MUNICIPAL MONEY
MARKET FUND, INC.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Four investment choices seeking current income, exempt from federal and, where applicable, Connecticut, Massachusetts, New Jersey or Pennsylvania state income taxes, and liquidity, by investing in high quality, short-term municipal obligations.

PROSPECTUS April 1, 2008

Contents

THE FUNDS
Introduction	2
Dreyfus Connecticut Municipal Money Market Fund, Inc	2
Dreyfus Massachusetts Municipal Money Market Fund	3
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	9

YOUR INVESTMENT
Account Policies	11
Distribution and Taxes	11

FOR MORE INFORMATION See back cover.

This combined prospectus to be used only by clients of Janney Montgomery Scott LLC. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal Money Market Fund, Inc. Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

2 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.03%	1.72%	2.02%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee
0.04%
Other expenses	0.12%

Total

0.66%

For the fiscal year ended November 30, 2007, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.48%, reducing total expenses from 0.66% to 0.64%. This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$67	$211	$368	$822

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Massachusetts Municipal Money Market Fund Ticker Symbol: DMAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of its holdings

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Massachusetts’ economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.07%	1.76%	2.10%

For the fund’s current yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.05%
Other expenses	0.10%

Total	0.65%

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New Jersey Municipal Money Market Fund, Inc. Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  New Jersey’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.10%	1.75%	2.03%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee	0.50%
Shareholder Services fee	0.04%
Other expenses	0.08%

Total	0.62%

Expense example
1 Year	3 Years	5 Years	10 Years

$63	$199	$346	$774

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Pennsylvania Municipal Money Market Fund Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Pennsylvania’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.13%	1.78%	2.13%
For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Shareholder Services fee	0.02%
Other expenses	0.09%

Total	0.61%

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Expense example
1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT

Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. For the past fiscal year, Dreyfus Massachusetts Municipal Money Market Fund, Dreyfus New Jersey Municipal Money Market Fund, and Dreyfus Pennsylvania Municipal Money Market Fund each paid Dreyfus a management fee at the annual rate 0.50% of the fund’s average daily net assets. Dreyfus Connecticut Municipal Money Market Fund paid Dreyfus a management fee at the annual rate of 0.48% of the fund’s average daily net assets.

A separate discussion regarding the basis for the board’s approving each fund’s separate management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

The fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the fund to the intermediaries. Because those payments are not made by you or the fund, the fund’s expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of Ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal figures have been audited by Ernst & Young LLP, an independent reg-periods indicated. “Total return” shows how much your investment in istered public accounting firm, whose report for each fund, along a fund would have increased (or decreased) during each period, with each fund’s financial statements, is included in the fund’s assuming you had reinvested all dividends and distributions. These annual report, which is available upon request.

	Year Ended		Two Months Ended
	November 30,		November 30,	Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.030	.027	.003	.014	.005	.006

Distributions: Dividends from investment income — net	(.030)	(.027)	(.003)	(.014)	(.005)	(.006)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.05	2.73	2.09**	1.44	.47	.57

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.68	.72**	.67	.64	.65

Ratio of net expenses to average net assets	.64	.65	.65**	.65	.63	.64

Ratio of net investment income to average net assets	3.01	2.70	2.09**	1.44	.47	.58

Net assets, end of period ($ x 1,000)	185,726	137,772	149,417	156,172	146,056	160,715

* The fund has changed its fiscal year end from September 30 to November 30.
**Annualized.

	Year Ended		Ten Months Ended

	November 30,		November 30,	Year Ended January 31,

Dreyfus Massachusetts Municipal Money Market Fund	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00

Investment operations: Investment income — net	.030	.028	.015	.006	.005	.009

Distributions: Dividends from investment income — net	(.030)	(.028)	(.015)	(.006)	(.005)	(.009)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.08	2.79	1.82**	.65	.48	.88

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.65	.65**	.65	.62	.60

Ratio of net expenses to average net assets	.65	.65	.65**	.65	.62	.60

Ratio of net investment income to average net assets	3.04	2.75	1.81**	.62	.48	.88

Net assets, end of period ($ x 1,000)	183,392	162,310	157,817	137,292	188,232	223,456

* The fund has changed its fiscal year end from January 31 to November 30.
**Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC ., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DRE YFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC . AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	Year Ended		Ten Months Ended

	November 30,		November 30,	Year Ended January 31,

Dreyfus New Jersey Municipal Money Market Fund, Inc.	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00

Investment operations: Investment income — net	.031	.027	.015	.006	.005	.008

Distributions: Dividends from investment income — net	(.031)	(.027)	(.015)	(.006)	(.005)	(.008)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.11	2.76	1.79**	.64	.46	.83

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.64	.65**	.65	.64	.65

Ratio of net expenses to average net assets	.61	.64	.65**	.65	.64	.65

Ratio of net investment income to average net assets	3.07	2.73	1.79**	.63	.46	.83

Net assets, end of period ($ x 1,000)	476,915	374,567	372,699	342,316	372,384	427,000

* The fund has changed its fiscal year from January 31 to November 30.
**Annualized.

	Year Ended		Two Months Ended

	November 30,		November 30,	Year Ended September 30,

Dreyfus Pennsylvania Municipal Money Market Fund	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00

Investment operations: Investment income — net	.031	.028	.004	.015	.004	.006

Distributions: Dividends from investment income — net	(.031)	(.028)	(.004)	(.015)	(.004)	(.006)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.15	2.87	2.21**	1.51	.44	.57

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.66**	.64	.71	.73

Ratio of net expenses to average net assets	.61	.61	.66**	.64	.71	.73

Ratio of net investment income to average net assets	3.10	2.83	2.19**	1.68	.44	.57

Net assets, end of period ($ x 1,000)	236,110	200,174	181,747	185,021	75,038	79,501

* The fund has changed its fiscal year from September 30 to November 30.
**Annualized.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts personal income taxes, for New Jersey residents, New Jersey personal income taxes, for Connecticut residents, Connecticut personal income taxes, and for Pennsylvania residents, Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts, New Jersey, Connecticut and Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecticut issuers or Pennsylvania issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

11	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc. SEC file number: 811-3207
Dreyfus Massachusetts Municipal Money Market Fund SEC file number: 811-6273
Dreyfus New Jersey Municipal Money Market Fund, Inc. SEC file number: 811-5527
Dreyfus Pennsylvania Municipal Money Market Fund SEC file number: 811-6126

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on the 15th day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:

By Telephone

Call your Janney Financial Consultant or 800-JANNEYS.

By Mail

Janney Montgomery Scott LLC, Attn: Cash Management Department 1801 Market Street, Philadelphia, PA 19103

On the Internet http://www.jmsonline.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2008 MBSC Securities, Distributor

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

DREYFUS
CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Four investment choices seeking current income, exempt from federal and, where applicable, Connecticut, Massachusetts, New Jersey or Pennsylvania state income taxes, and liquidity, by investing in high quality, short-term municipal obligations.

PROSPECTUS April 1, 2008

Contents

THE FUNDS
Introduction	3
Dreyfus Connecticut Municipal Money Market Fund, Inc	3
Dreyfus Massachusetts Municipal Money Market Fund	4
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	8

YOUR INVESTMENT
Account Policies	10
Distribution and Taxes	10

FOR MORE INFORMATION
See back cover.

This combined prospectus to be used only by clients of Stifel, Nicolaus & Company, Incorporated.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal
Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Con-necticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Connecti-cut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Connecticut’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Average annual total returns
as of 12/31/07
1 Year		5 Years	10 Years

3.03%		1.72%	2.02%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES
As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule
12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder Services fee
0.04%
Other expenses			0.12%

Total
0.66%
For the fiscal year ended November 30, 2007, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.48%, reducing total expenses from 0.66% to 0.64%. This waiver was voluntary.

Expense example
1 Year	3 Years	5 Years	10 Years

$67	$211	$368	$822

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Massachusetts Municipal
Money Market Fund

Ticker Symbol: DMAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Mass-achusetts state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Massa-chusetts state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Massachusetts’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.07%	1.76%	2.10%
For the fund’s current yield, please call toll-free: 1-800-645-6561.

EXPENSES
As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule
12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee		0.50%
Shareholder Services fee		0.05%

Other expenses				0.10%

Total				0.65%

Expense example
1 Year	3 Years	5 Years	10 Years

$66	$208	$362	$810

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, record keeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus New Jersey Municipal
Money Market Fund, Inc.

Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal personal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

MAIN RISKS

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  New Jersey’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns
as of 12/31 each year (%)

6 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.10%	1.75%	2.03%
For the fund’s current 7-day yield, please call toll-free:			1-800-645-6561.

EXPENSES
As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule
12b-1 fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fee			0.50%
Shareholder Services fee			0.04%
Other expenses			0.08%

Total			0.62%

Expense example
1 Year	3 Years	5 Years	10 Years

$63	$199	$346	$774

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund are for items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

Dreyfus Pennsylvania Municipal Money Market Fund

Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

Although the fund seeks to provide income exempt from federal and Pennsyl-vania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. You can lose money in the fund, but you also have the potential to make money.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield
  Pennsylvania’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state any of the fund’s holdings could have its credit rating downgraded or could default

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns
as of 12/31 each year (%)

Average annual total returns
as of 12/31/07
1 Year	5 Years	10 Years

3.13%	1.78%	2.13%
For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES
As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule
12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees		0.50%
Shareholder Services fee		0.02%
Other expenses		0.09%

Total		0.61%

Expense example
1 Year	3 Years	5 Years	10 Years

$62	$195	$340	$762

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund during periods when fixed expenses have a significant impact on the fund’s yield because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Shareholder Services fee of up to 0.25% reimburses the fund’s distributor for shareholder account service and maintenance.

“Other expenses” borne by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

MANAGEMENT
Investment Adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. For the past fiscal year, Dreyfus Massachusetts Municipal Money Market Fund, Drey-fus New Jersey Municipal Money Market Fund, and Dreyfus Pennsylvania Municipal Money Market Fund each paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. Dreyfus Connecticut Municipal Money Market Fund paid Dreyfus a management fee at the annual rate of 0.48% of the fund’s average daily net assets.

A separate discussion regarding the basis for the board’s approving each fund’s separate management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

	Year Ended		Two Months Ended
	November 30,		November 30,	Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.030	.027	.003	.014	.005	.006

Distributions: Dividends from investment income — net	(.030)	(.027)	(.003)	(.014)	(.005)	(.006)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.05	2.73	2.09**	1.44	.47	.57

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.68	.72**	.67	.64	.65

Ratio of net expenses to average net assets	.64	.65	.65**	.65	.63	.64
Ratio of net investment income to average net assets	3.01	2.70	2.09**	1.44	.47	.58

Net assets, end of period ($ x 1,000)	185,726	137,772	149,417	156,172	146,056	160,715

* The fund has changed its fiscal year end from September 30 to November 30.
**Annualized.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	Year Ended		Ten Months Ended
	November 30,		November 30,		Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.030	.028	.015	.006	.005	.009

Distributions: Dividends from investment income — net	(.030)	(.028)	(.015)	(.006)	(.005)	(.009)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.08	2.79	1.82**	.65	.48	.88

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.65	.65**	.65	.62	.60

Ratio of net expenses to average net assets	.65	.65	.65**	.65	.62	.60

Ratio of net investment income to average net assets	3.04	2.75	1.81**	.62	.48	.88

Net assets, end of period ($ x 1,000)	183,392	162,310	157,817	137,292	188,232	223,456

* The fund has changed its fiscal year end from January 31 to November 30.
**Annualized.

	Year Ended		Ten Months Ended

	November 30,		November 30,		Year Ended January 31,

Dreyfus New Jersey Municipal Money Market Fund, Inc.	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.031	.027	.015	.006	.005	.008

Distributions: Dividends from investment income — net	(.031)	(.027)	(.015)	(.006)	(.005)	(.008)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.11	2.76	1.79**	.64	.46	.83

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.64	.65**	.65	.64	.65

Ratio of net expenses to average net assets	.61	.64	.65**	.65	.64	.65
Ratio of net investment income to average net assets	3.07	2.73	1.79**	.63	.46	.83

Net assets, end of period ($ x 1,000)	476,915	374,567	372,699	342,316	372,384	427,000

* The fund has changed its fiscal year from January 31 to November 30.
**Annualized.

	Year Ended		Two Months Ended

	November 30,		November 30,	Year Ended September 30,

Dreyfus Pennsylvania Municipal Money Market Fund	2007	2006	2005*	2005	2004	2003

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.031	.028	.004	.015	.004	.006

Distributions: Dividends from investment income — net	(.031)	(.028)	(.004)	(.015)	(.004)	(.006)

Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.15	2.87	2.21**	1.51	.44	.57

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.66**	.64	.71	.73
Ratio of net expenses to average net assets	.61	.61	.66**	.64	.71	.73
Ratio of net investment income to average net assets	3.10	2.83	2.19**	1.68	.44	.57

Net assets, end of period ($ x 1,000)	236,110	200,174	181,747	185,021	75,038	79,501

* The fund has changed its fiscal year from September 30 to November 30.
**Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the funds, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of Ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclear-ance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in either fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Your broker may charge transaction fees and may set minimum investments or limitations on buying or selling shares. Consult a representative for further information.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number: 811-3207

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number: 811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number: 811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number: 811-6126

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings on ~~the 15th~~ day of the month and the last business day of the month at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total

Holdings. The information will be posted with a 15 day lag and will remain available on the website until the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information was current.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

TO OBTAIN INFORMATION:

By Telephone

Call your Stifel, Nicolaus & Company Financial Advisor or 1-800-679-5446.

By Mail

Stifel, Nicolaus & Company, Incorporated
501 North Broadway
St. Louis, MO 63102

On the Internet
http://www.stifel.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Stifel Investment Executive.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation, Distributor

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND